Accumulated Other Comprehensive Income (Loss) Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax [Abstract]
Beginning Balance Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	$ (21)	$ (269)	$ 76
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Portion Attributable to Parent	(138)	248	(345)
Ending Balance Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(159)	(21)	(269)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax [Abstract]
Beginning Balance Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	36	65	368
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustments and Net Investment Hedges, Net of Tax, Portion Attributable to Parent	(27)	(29)	(303)
Ending Balance Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	9	36	65
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Beginning Balance Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	7	5	2
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Parent	1	2	3
Ending Balance Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	8	7	5
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Beginning Balance Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(88)	(77)	(135)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax, Portion Attributable to Parent	(1)	(11)	58
Ending Balance Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(89)	(88)	(77)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Beginning Balance Accumulated Other Comprehensive Income (Loss), Net of Tax	(66)	(276)	311
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(165)	210	(587)
Ending Balance Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (231)	$ (66)	$ (276)